UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 12.5%
Auto Components 0.2%
Aptiv PLC	6,511	553,240
BorgWarner, Inc.	4,909	246,579
Goodyear Tire & Rubber Co.	6,057	160,995
		960,814
Automobiles 0.4%
Ford Motor Co.	95,959	1,063,226
General Motors Co.	31,145	1,131,809
Harley-Davidson, Inc. (a)	4,196	179,925
		2,374,960
Distributors 0.1%
Genuine Parts Co.	3,662	328,994
LKQ Corp.*	7,720	292,974
		621,968
Diversified Consumer Services 0.0%
H&R Block, Inc.	5,178	131,573
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	9,997	655,603
Chipotle Mexican Grill, Inc.*	614	198,390
Darden Restaurants, Inc.	3,060	260,865
Hilton Worldwide Holdings, Inc.	5,046	397,423
Marriott International, Inc. "A"	7,389	1,004,756
McDonald's Corp.	19,617	3,067,707
MGM Resorts International	12,660	443,353
Norwegian Cruise Line Holdings Ltd.*	5,062	268,134
Royal Caribbean Cruises Ltd.	4,180	492,153
Starbucks Corp.	34,641	2,005,368
Wyndham Worldwide Corp.	2,454	280,811
Wynn Resorts Ltd.	2,004	365,449
Yum! Brands, Inc.	8,253	702,578
		10,142,590
Household Durables 0.4%
D.R. Horton, Inc.	8,458	370,799
Garmin Ltd.	2,762	162,764
Leggett & Platt, Inc.	3,259	144,569
Lennar Corp. "A"	6,768	398,906
Mohawk Industries, Inc.*	1,578	366,443
Newell Brands, Inc.	11,814	301,021
PulteGroup, Inc.	6,298	185,728
Whirlpool Corp.	1,725	264,115
		2,194,345
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	9,904	14,334,455
Booking Holdings, Inc.*	1,200	2,496,468
Expedia Group, Inc.	2,976	328,580
Netflix, Inc.*	10,693	3,158,178
TripAdvisor, Inc.*	2,702	110,485
		20,428,166
Leisure Products 0.1%
Hasbro, Inc.	2,830	238,569
Mattel, Inc.	8,557	112,525
		351,094
Media 2.5%
CBS Corp. "B"	8,518	437,740
Charter Communications, Inc. "A"*	4,588	1,427,877
Comcast Corp. "A"	114,272	3,904,674
Discovery Communications, Inc. "A"* (a)	3,841	82,313
Discovery Communications, Inc. "C"*	7,619	148,723
DISH Network Corp. "A"*	5,672	214,912
Interpublic Group of Companies, Inc.	9,192	211,692
News Corp. "A"	9,421	148,852
News Corp. "B"	3,121	50,248
Omnicom Group, Inc.	5,596	406,661
Time Warner, Inc.	19,265	1,822,084
Twenty-First Century Fox, Inc. "A"	25,921	951,041
Twenty-First Century Fox, Inc. "B"	10,650	387,341
Viacom, Inc. "B"	8,795	273,173
Walt Disney Co.	37,030	3,719,293
		14,186,624
Multiline Retail 0.5%
Dollar General Corp.	6,379	596,755
Dollar Tree, Inc.*	5,803	550,705
Kohl's Corp.	4,203	275,338
Macy's, Inc.	7,535	224,091
Nordstrom, Inc.	2,913	141,018
Target Corp.	13,385	929,321
		2,717,228
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,853	219,673
AutoZone, Inc.*	670	434,622
Best Buy Co., Inc.	6,182	432,678
CarMax, Inc.*	4,515	279,659
Foot Locker, Inc.	2,998	136,529
Home Depot, Inc.	28,734	5,121,548
L Brands, Inc.	6,117	233,731
Lowe's Companies, Inc.	20,491	1,798,085
O'Reilly Automotive, Inc.*	2,074	513,066
Ross Stores, Inc.	9,322	726,930
The Gap, Inc.	5,490	171,288
Tiffany & Co.	2,547	248,740
TJX Companies, Inc.	15,527	1,266,382
Tractor Supply Co.	3,127	197,064
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,394	284,752
		12,064,747
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. (a)	9,039	166,498
Michael Kors Holdings Ltd.*	3,797	235,718
NIKE, Inc. "B"	32,008	2,126,612
PVH Corp.	1,855	280,903
Ralph Lauren Corp.	1,364	152,495
Tapestry, Inc.	6,875	361,694
Under Armour, Inc. "A"* (a)	4,604	75,275
Under Armour, Inc. "C"* (a)	4,609	66,139
VF Corp.	8,153	604,300
		4,069,634
Consumer Staples 7.6%
Beverages 1.9%
Brown-Forman Corp. "B"	6,467	351,805
Coca-Cola Co.	94,783	4,116,426
Constellation Brands, Inc. "A"	4,238	965,925
Dr. Pepper Snapple Group, Inc.	4,401	520,990
Molson Coors Brewing Co. "B"	4,591	345,840
Monster Beverage Corp.*	10,084	576,905
PepsiCo, Inc.	34,986	3,818,722
		10,696,613
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	10,843	2,043,146
CVS Health Corp.	24,924	1,550,522
Kroger Co.	21,751	520,719
Sysco Corp.	11,753	704,710
Walgreens Boots Alliance, Inc.	21,021	1,376,245
Walmart, Inc.	35,804	3,185,482
		9,380,824
Food Products 1.1%
Archer-Daniels-Midland Co.	13,668	592,781
Campbell Soup Co.	4,797	207,758
Conagra Brands, Inc.	9,872	364,079
General Mills, Inc.	13,961	629,083
Hormel Foods Corp.	6,655	228,400
Kellogg Co.	6,203	403,257
Kraft Heinz Co.	14,712	916,411
McCormick & Co., Inc.	2,968	315,766
Mondelez International, Inc. "A"	36,528	1,524,313
The Hershey Co.	3,518	348,141
The JM Smucker Co.	2,835	351,568
Tyson Foods, Inc. "A"	7,266	531,799
		6,413,356
Household Products 1.5%
Church & Dwight Co., Inc.	5,960	300,145
Clorox Co.	3,213	427,682
Colgate-Palmolive Co.	21,598	1,548,145
Kimberly-Clark Corp.	8,651	952,735
Procter & Gamble Co.	62,167	4,928,600
		8,157,307
Personal Products 0.2%
Coty, Inc. "A"	11,799	215,922
Estee Lauder Companies, Inc. "A"	5,496	822,861
		1,038,783
Tobacco 1.2%
Altria Group, Inc.	46,779	2,915,267
Philip Morris International, Inc.	38,320	3,809,008
		6,724,275
Energy 5.7%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	10,251	284,670
Halliburton Co.	21,435	1,006,159
Helmerich & Payne, Inc.	2,671	177,782
National Oilwell Varco, Inc.	9,483	349,069
Schlumberger Ltd.	34,067	2,206,860
TechnipFMC PLC	10,941	322,213
		4,346,753
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	13,435	811,608
Andeavor	3,460	347,938
Apache Corp.	9,497	365,445
Cabot Oil & Gas Corp.	11,528	276,441
Chevron Corp.	47,123	5,373,907
Cimarex Energy Co.	2,377	222,250
Concho Resources, Inc.*	3,691	554,868
ConocoPhillips	29,021	1,720,655
Devon Energy Corp.	12,761	405,672
EOG Resources, Inc.	14,325	1,507,993
EQT Corp.	6,091	289,383
Exxon Mobil Corp.	104,502	7,796,894
Hess Corp.	6,498	328,929
Kinder Morgan, Inc.	46,482	700,019
Marathon Oil Corp.	21,180	341,633
Marathon Petroleum Corp.	11,728	857,434
Newfield Exploration Co.*	4,910	119,902
Noble Energy, Inc.	12,179	369,024
Occidental Petroleum Corp.	18,826	1,222,937
ONEOK, Inc.	10,029	570,851
Phillips 66	10,328	990,662
Pioneer Natural Resources Co.	4,177	717,525
Range Resources Corp.	5,415	78,734
Valero Energy Corp.	10,642	987,258
Williams Companies, Inc.	20,212	502,470
		27,460,432
Financials 14.5%
Banks 6.4%
Bank of America Corp.	235,768	7,070,682
BB&T Corp.	19,198	999,064
Citigroup, Inc.	63,363	4,277,002
Citizens Financial Group, Inc.	12,013	504,306
Comerica, Inc.	4,219	404,729
Fifth Third Bancorp.	17,246	547,561
Huntington Bancshares, Inc.	27,142	409,844
JPMorgan Chase & Co.	84,593	9,302,692
KeyCorp	26,254	513,266
M&T Bank Corp.	3,678	678,076
People's United Financial, Inc.	8,585	160,196
PNC Financial Services Group, Inc.	11,641	1,760,585
Regions Financial Corp.	27,666	514,034
SunTrust Banks, Inc.	11,540	785,182
SVB Financial Group*	1,297	311,293
U.S. Bancorp.	38,613	1,949,956
Wells Fargo & Co.	108,200	5,670,762
Zions Bancorp.	4,762	251,100
		36,110,330
Capital Markets 3.1%
Affiliated Managers Group, Inc.	1,321	250,435
Ameriprise Financial, Inc.	3,614	534,655
Bank of New York Mellon Corp.	24,894	1,282,788
BlackRock, Inc.	3,056	1,655,496
Cboe Global Markets, Inc.	2,725	310,923
Charles Schwab Corp.	29,528	1,541,952
CME Group, Inc.	8,362	1,352,470
E*TRADE Financial Corp.*	6,531	361,883
Franklin Resources, Inc.	7,847	272,134
Intercontinental Exchange, Inc.	14,370	1,042,112
Invesco Ltd.	10,139	324,549
Moody's Corp.	4,074	657,136
Morgan Stanley	33,959	1,832,428
Nasdaq, Inc.	2,898	249,866
Northern Trust Corp.	5,405	557,418
Raymond James Financial, Inc.	3,202	286,291
S&P Global, Inc.	6,272	1,198,328
State Street Corp.	9,007	898,268
T. Rowe Price Group, Inc.	6,033	651,383
The Goldman Sachs Group, Inc.	8,697	2,190,426
		17,450,941
Consumer Finance 0.7%
American Express Co.	17,722	1,653,108
Capital One Financial Corp.	11,927	1,142,845
Discover Financial Services	8,743	628,884
Navient Corp.	6,472	84,913
Synchrony Financial	17,605	590,296
		4,100,046
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	47,456	9,466,523
Leucadia National Corp.	7,817	177,680
		9,644,203
Insurance 2.6%
Aflac, Inc.	19,074	834,678
Allstate Corp.	8,697	824,476
American International Group, Inc.	22,102	1,202,791
Aon PLC	6,063	850,821
Arthur J. Gallagher & Co.	4,506	309,697
Assurant, Inc.	1,341	122,581
Brighthouse Financial, Inc.*	2,399	123,309
Chubb Ltd.	11,415	1,561,229
Cincinnati Financial Corp.	3,696	274,465
Everest Re Group Ltd.	1,023	262,727
Hartford Financial Services Group, Inc.	8,710	448,739
Lincoln National Corp.	5,314	388,241
Loews Corp.	6,641	330,257
Marsh & McLennan Companies, Inc.	12,549	1,036,422
MetLife, Inc.	25,559	1,172,902
Principal Financial Group, Inc.	6,693	407,671
Progressive Corp.	14,288	870,568
Prudential Financial, Inc.	10,431	1,080,130
The Travelers Companies, Inc.	6,731	934,667
Torchmark Corp.	2,677	225,323
Unum Group	5,384	256,332
Willis Towers Watson PLC	3,231	491,726
XL Group Ltd.	6,382	352,669
		14,362,421
Health Care 13.5%
Biotechnology 2.6%
AbbVie, Inc.	39,304	3,720,124
Alexion Pharmaceuticals, Inc.*	5,467	609,352
Amgen, Inc.	16,458	2,805,760
Biogen, Inc.*	5,199	1,423,590
Celgene Corp.*	18,514	1,651,634
Gilead Sciences, Inc.	32,265	2,432,458
Incyte Corp.*	4,364	363,652
Regeneron Pharmaceuticals, Inc.*	1,917	660,138
Vertex Pharmaceuticals, Inc.*	6,288	1,024,818
		14,691,526
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	43,003	2,576,740
Align Technology, Inc.*	1,797	451,281
Baxter International, Inc.	12,320	801,293
Becton, Dickinson & Co.	6,566	1,422,852
Boston Scientific Corp.*	33,732	921,558
Danaher Corp.	15,162	1,484,511
DENTSPLY SIRONA, Inc.	5,721	287,823
Edwards Lifesciences Corp.*	5,188	723,830
Hologic, Inc.*	6,641	248,108
IDEXX Laboratories, Inc.*	2,125	406,704
Intuitive Surgical, Inc.*	2,757	1,138,172
Medtronic PLC	33,419	2,680,872
ResMed, Inc.	3,533	347,894
Stryker Corp.	7,914	1,273,521
The Cooper Companies, Inc.	1,216	278,233
Varian Medical Systems, Inc.*	2,284	280,133
Zimmer Biomet Holdings, Inc.	5,046	550,216
		15,873,741
Health Care Providers & Services 2.7%
Aetna, Inc.	8,083	1,366,027
AmerisourceBergen Corp.	4,016	346,219
Anthem, Inc.	6,315	1,387,405
Cardinal Health, Inc.	7,675	481,069
Centene Corp.*	4,299	459,434
Cigna Corp.	5,985	1,003,924
DaVita, Inc.*	3,586	236,461
Envision Healthcare Corp.*	3,013	115,789
Express Scripts Holding Co.*	13,924	961,870
HCA Healthcare, Inc.	6,836	663,092
Henry Schein, Inc.*	3,732	250,828
Humana, Inc.	3,396	912,947
Laboratory Corp. of America Holdings*	2,539	410,683
McKesson Corp.	5,046	710,830
Quest Diagnostics, Inc.	3,289	329,887
UnitedHealth Group, Inc.	23,834	5,100,476
Universal Health Services, Inc. "B"	2,165	256,358
		14,993,299
Health Care Technology 0.1%
Cerner Corp.*	7,853	455,474
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	7,987	534,330
Illumina, Inc.*	3,634	859,150
IQVIA Holdings, Inc.*	3,627	355,845
Mettler-Toledo International, Inc.*	620	356,519
PerkinElmer, Inc.	2,773	209,972
Thermo Fisher Scientific, Inc.	9,908	2,045,606
Waters Corp.*	1,926	382,600
		4,744,022
Pharmaceuticals 4.5%
Allergan PLC	8,108	1,364,495
Bristol-Myers Squibb Co.	40,263	2,546,635
Eli Lilly & Co.	23,693	1,833,127
Johnson & Johnson	66,167	8,479,301
Merck & Co., Inc.	66,491	3,621,765
Mylan NV*	12,691	522,489
Nektar Therapeutics*	3,963	421,108
Perrigo Co. PLC	3,159	263,271
Pfizer, Inc.	146,654	5,204,750
Zoetis, Inc.	11,997	1,001,870
		25,258,811
Industrials 10.1%
Aerospace & Defense 2.9%
Arconic, Inc.	10,642	245,192
Boeing Co.	13,637	4,471,300
General Dynamics Corp.	6,781	1,497,923
Harris Corp.	2,898	467,389
Huntington Ingalls Industries, Inc.	1,131	291,527
L3 Technologies, Inc.	1,949	405,392
Lockheed Martin Corp.	6,109	2,064,414
Northrop Grumman Corp.	4,287	1,496,677
Raytheon Co.	7,120	1,536,638
Rockwell Collins, Inc.	4,065	548,165
Textron, Inc.	6,366	375,403
TransDigm Group, Inc.	1,201	368,635
United Technologies Corp.	18,358	2,309,804
		16,078,459
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,489	326,954
Expeditors International of Washington, Inc.	4,254	269,278
FedEx Corp.	6,065	1,456,267
United Parcel Service, Inc. "B"	17,004	1,779,639
		3,832,138
Airlines 0.5%
Alaska Air Group, Inc.	3,070	190,217
American Airlines Group, Inc.	10,359	538,254
Delta Air Lines, Inc.	15,936	873,452
Southwest Airlines Co.	13,412	768,239
United Continental Holdings, Inc.*	5,949	413,277
		2,783,439
Building Products 0.3%
A.O. Smith Corp.	3,637	231,277
Allegion PLC	2,373	202,393
Fortune Brands Home & Security, Inc.	3,627	213,594
Johnson Controls International PLC	22,719	800,618
Masco Corp.	7,848	317,373
		1,765,255
Commercial Services & Supplies 0.3%
Cintas Corp.	2,143	365,553
Republic Services, Inc.	5,493	363,801
Stericycle, Inc.*	2,164	126,659
Waste Management, Inc.	9,817	825,806
		1,681,819
Construction & Engineering 0.1%
Fluor Corp.	3,501	200,327
Jacobs Engineering Group, Inc.	3,049	180,349
Quanta Services, Inc.*	3,766	129,362
		510,038
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,057	147,124
AMETEK, Inc.	5,755	437,207
Eaton Corp. PLC	10,839	866,144
Emerson Electric Co.	15,646	1,068,622
Rockwell Automation, Inc.	3,140	546,988
		3,066,085
Industrial Conglomerates 1.7%
3M Co.	14,680	3,222,554
General Electric Co.	214,027	2,885,084
Honeywell International, Inc.	18,559	2,681,961
Roper Technologies, Inc.	2,510	704,532
		9,494,131
Machinery 1.7%
Caterpillar, Inc.	14,737	2,171,939
Cummins, Inc.	3,820	619,184
Deere & Co.	7,983	1,239,920
Dover Corp.	3,752	368,521
Flowserve Corp.	3,187	138,093
Fortive Corp.	7,466	578,764
Illinois Tool Works, Inc.	7,594	1,189,676
Ingersoll-Rand PLC	6,130	524,176
PACCAR, Inc.	8,601	569,128
Parker-Hannifin Corp.	3,258	557,216
Pentair PLC	4,116	280,423
Snap-on, Inc.	1,422	209,802
Stanley Black & Decker, Inc.	3,750	574,500
Xylem, Inc.	4,476	344,294
		9,365,636
Professional Services 0.3%
Equifax, Inc.	2,899	341,531
IHS Markit Ltd.*	8,809	424,946
Nielsen Holdings PLC	8,061	256,259
Robert Half International, Inc.	3,141	181,833
Verisk Analytics, Inc.*	3,857	401,128
		1,605,697
Road & Rail 0.9%
CSX Corp.	21,963	1,223,559
J.B. Hunt Transport Services, Inc.	2,133	249,881
Kansas City Southern	2,478	272,208
Norfolk Southern Corp.	7,026	953,990
Union Pacific Corp.	19,437	2,612,916
		5,312,554
Trading Companies & Distributors 0.2%
Fastenal Co.	7,153	390,483
United Rentals, Inc.*	2,103	363,251
W.W. Grainger, Inc.	1,249	352,555
		1,106,289
Information Technology 24.6%
Communications Equipment 1.1%
Cisco Systems, Inc.	118,681	5,090,228
F5 Networks, Inc.*	1,551	224,290
Juniper Networks, Inc.	8,387	204,056
Motorola Solutions, Inc.	4,038	425,201
		5,943,775
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	7,481	644,339
Corning, Inc.	21,268	592,952
FLIR Systems, Inc.	3,446	172,334
IPG Photonics Corp.*	922	215,176
TE Connectivity Ltd.	8,651	864,235
		2,489,036
Internet Software & Services 4.7%
Akamai Technologies, Inc.*	4,213	299,039
Alphabet, Inc. "A"*	7,357	7,630,239
Alphabet, Inc. "C"*	7,502	7,740,488
eBay, Inc.*	23,190	933,166
Facebook, Inc. "A"*	59,051	9,435,759
VeriSign, Inc.* (a)	2,000	237,120
		26,275,811
IT Services 4.2%
Accenture PLC "A"	15,204	2,333,814
Alliance Data Systems Corp.	1,198	255,006
Automatic Data Processing, Inc.	10,903	1,237,273
Cognizant Technology Solutions Corp. "A"	14,498	1,167,089
CSRA, Inc.	4,031	166,198
DXC Technology Co.	6,997	703,408
Fidelity National Information Services, Inc.	8,198	789,467
Fiserv, Inc.*	10,230	729,501
Gartner, Inc.*	2,261	265,939
Global Payments, Inc.	3,866	431,136
International Business Machines Corp.	21,096	3,236,759
Mastercard, Inc. "A"	22,768	3,988,043
Paychex, Inc.	7,940	489,025
PayPal Holdings, Inc.*	27,789	2,108,352
Total System Services, Inc.	4,012	346,075
Visa, Inc. "A"	44,441	5,316,033
Western Union Co.	11,465	220,472
		23,783,590
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*	20,686	207,894
Analog Devices, Inc.	9,175	836,118
Applied Materials, Inc.	25,826	1,436,184
Broadcom Ltd.	10,110	2,382,422
Intel Corp.	115,330	6,006,386
KLA-Tencor Corp.	3,902	425,357
Lam Research Corp.	4,026	817,922
Microchip Technology, Inc.	5,718	522,396
Micron Technology, Inc.*	28,564	1,489,327
NVIDIA Corp.	14,908	3,452,544
Qorvo, Inc.*	3,169	223,256
QUALCOMM, Inc.	36,455	2,019,972
Skyworks Solutions, Inc.	4,492	450,368
Texas Instruments, Inc.	24,256	2,519,956
Xilinx, Inc.	6,247	451,283
		23,241,385
Software 5.7%
Activision Blizzard, Inc.	18,748	1,264,740
Adobe Systems, Inc.*	12,126	2,620,186
ANSYS, Inc.*	2,045	320,431
Autodesk, Inc.*	5,446	683,909
CA, Inc.	7,782	263,810
Cadence Design Systems, Inc.*	7,037	258,750
Citrix Systems, Inc.*	3,181	295,197
Electronic Arts, Inc.*	7,571	917,908
Intuit, Inc.	5,978	1,036,286
Microsoft Corp.	189,737	17,317,296
Oracle Corp.	74,474	3,407,186
Red Hat, Inc.*	4,331	647,528
salesforce.com, Inc.*	16,878	1,962,911
Symantec Corp.	15,454	399,486
Synopsys, Inc.*	3,628	301,995
Take-Two Interactive Software, Inc.*	2,815	275,251
		31,972,870
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	125,059	20,982,399
Hewlett Packard Enterprise Co.	38,450	674,413
HP, Inc.	40,433	886,291
NetApp, Inc.	6,506	401,355
Seagate Technology PLC	6,992	409,172
Western Digital Corp.	7,341	677,354
Xerox Corp.	5,356	154,146
		24,185,130
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	5,418	861,625
Albemarle Corp.	2,756	255,591
CF Industries Holdings, Inc.	5,813	219,324
DowDuPont, Inc.	57,700	3,676,067
Eastman Chemical Co.	3,467	366,046
Ecolab, Inc.	6,376	873,958
FMC Corp.	3,346	256,203
International Flavors & Fragrances, Inc.	1,959	268,207
LyondellBasell Industries NV "A"	7,957	840,896
Monsanto Co.	10,879	1,269,471
PPG Industries, Inc.	6,243	696,719
Praxair, Inc.	7,108	1,025,684
The Mosaic Co.	8,416	204,340
The Sherwin-Williams Co.	2,049	803,454
		11,617,585
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,566	324,632
Vulcan Materials Co.	3,284	374,934
		699,566
Containers & Packaging 0.3%
Avery Dennison Corp.	2,207	234,494
Ball Corp.	8,729	346,629
International Paper Co.	10,098	539,536
Packaging Corp. of America	2,330	262,591
Sealed Air Corp.	4,117	176,166
WestRock Co.	6,337	406,645
		1,966,061
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	32,921	578,422
Newmont Mining Corp.	13,052	509,942
Nucor Corp.	7,788	475,769
		1,564,133
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	2,521	314,848
American Tower Corp.	10,875	1,580,572
Apartment Investment & Management Co. "A"	3,882	158,191
AvalonBay Communities, Inc.	3,369	554,066
Boston Properties, Inc.	3,765	463,923
Crown Castle International Corp.	10,238	1,122,187
Digital Realty Trust, Inc.	5,104	537,859
Duke Realty Corp.	8,888	235,354
Equinix, Inc.	1,955	817,464
Equity Residential	9,168	564,932
Essex Property Trust, Inc.	1,643	395,437
Extra Space Storage, Inc.	3,140	274,310
Federal Realty Investment Trust	1,800	208,998
GGP, Inc.	15,545	318,051
HCP, Inc.	11,724	272,349
Host Hotels & Resorts, Inc.	17,852	332,761
Iron Mountain, Inc.	6,974	229,166
Kimco Realty Corp.	10,684	153,850
Mid-America Apartment Communities, Inc.	2,833	258,483
Prologis, Inc.	13,072	823,405
Public Storage	3,671	735,632
Realty Income Corp.	7,024	363,352
Regency Centers Corp.	3,678	216,928
SBA Communications Corp. *	2,863	489,344
Simon Property Group, Inc.	7,645	1,180,006
SL Green Realty Corp.	2,195	212,542
The Macerich Co.	2,726	152,711
UDR, Inc.	6,679	237,906
Ventas, Inc.	8,647	428,286
Vornado Realty Trust	4,290	288,717
Welltower, Inc.	9,003	490,033
Weyerhaeuser Co.	18,484	646,940
		15,058,603
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	7,526	355,378
Telecommunication Services 1.9%
Diversified Telecommunication Services
AT&T, Inc.	151,388	5,396,982
CenturyLink, Inc.	23,729	389,868
Verizon Communications, Inc.	101,817	4,868,889
		10,655,739
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	5,795	236,784
American Electric Power Co., Inc.	12,066	827,607
Duke Energy Corp.	17,172	1,330,315
Edison International	7,926	504,569
Entergy Corp.	4,492	353,880
Eversource Energy	7,879	464,231
Exelon Corp.	23,595	920,441
FirstEnergy Corp.	11,079	376,797
NextEra Energy, Inc.	11,568	1,889,401
PG&E Corp.	12,757	560,415
Pinnacle West Capital Corp.	2,785	222,243
PPL Corp.	17,167	485,654
Southern Co.	24,914	1,112,659
Xcel Energy, Inc.	12,395	563,724
		9,848,720
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	16,425	186,752
NRG Energy, Inc.	7,441	227,174
		413,926
Multi-Utilities 0.9%
Ameren Corp.	6,051	342,668
CenterPoint Energy, Inc.	10,785	295,509
CMS Energy Corp.	7,060	319,747
Consolidated Edison, Inc.	7,494	584,082
Dominion Energy, Inc.	16,078	1,084,140
DTE Energy Co.	4,456	465,207
NiSource, Inc.	8,389	200,581
Public Service Enterprise Group, Inc.	12,380	621,971
SCANA Corp.	3,533	132,664
Sempra Energy	6,290	699,574
WEC Energy Group, Inc.	7,850	492,195
		5,238,338
Water Utilities 0.1%
American Water Works Co., Inc.	4,435	364,247
Total Common Stocks (Cost $276,784,182)		554,422,333
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57% **, 7/19/2018 (b) (Cost $582,219)	585,000	581,939
	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (c) (d) (Cost $470,899)	470,899	470,899
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $6,432,131)	6,432,131	6,432,131
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $284,269,431)	100.0	561,907,302
Other Assets and Liabilities, Net	0.0	(225,176)
Net Assets	100.0	561,682,126

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (c) (d)
870,253	—	399,354	—	—	1,294	—	470,899	470,899
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 1.64% (c)
5,621,694	18,229,648	17,419,211	—	—	22,848	—	6,432,131	6,432,131
6,491,947	18,229,648	17,818,565	—	—	24,142	—	6,903,030	6,903,030

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $463,986, which is 0.1% of net assets.
(b)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
S&P: Standard & Poor's
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	6/15/2018	58	7,961,573	7,664,700	(296,873)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$554,422,333	$—	$—	$554,422,333
Government & Agency Obligation	—	581,939	—	581,939
Short-Term Investments (e)	6,903,030	—	—	6,903,030
Total	$561,325,363	$581,939	$—	$561,907,302
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(296,873)	$—	$—	$(296,873)
Total	$(296,873)	$—	$—	$(296,873)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (296,873)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018